PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care (Details) - Post-employment health care benefit cost - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	Rp 195	Rp 2,419
Return on plan assets (excluding amount included in net interest expense)	271	(1,082)
Actuarial (gain) losses recognized in OCI	(905)	3,641
Pension benefit obligations at end of year	Rp 996	195
Employee hired before November 1, 1995
Disclosure of net defined benefit liability (asset) [line items]
Minimum employee working period for benefits	20 years
Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	Rp 12,423	15,448
Interest income	1,062	1,102
Actuarial (gain) losses recognized in OCI	905	(3,641)
Benefits paid	(567)	(486)
Pension benefit obligations at end of year	13,823	12,423
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	(12,228)	(13,029)
Interest income	(1,045)	(927)
Return on plan assets (excluding amount included in net interest expense)	(271)	1,082
Benefits paid	567	486
Plan administration costs	(150)	(160)
Pension benefit obligations at end of year	Rp (12,827)	Rp (12,228)